Note O - Stock Options (Details) (USD $)	12 Months Ended			8 Months Ended			12 Months Ended			8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Closing Stock Price [Member]	Aug. 31, 2009 Nonstatutory Stock [Member] 1999 Stock Option Plan [Member]	Dec. 31, 2012 In-The-Money Options [Member]	Aug. 31, 2009 1999 Stock Option Plan [Member]	Dec. 31, 2012 2004 Stock Option Plan [Member]	Dec. 31, 2012 Estimate of Fair Value Measurement [Member]	Dec. 31, 2011 Estimate of Fair Value Measurement [Member]	Aug. 31, 2009 Minimum [Member] 1999 Stock Option Plan [Member]	Dec. 31, 2012 Minimum [Member] 2004 Stock Option Plan [Member]
Note O - Stock Options (Details) [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)						2,000,000	4,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent										85.00%	85.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	4 years 76 days			10 years			10 years
Share Price (in Dollars per share)			$ 0.09
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in Shares)	2,230,594				775,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)	$ 0.09	$ 0.14						$ 0.05	$ 0.11
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	70,026	52,879
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	$ 47,220
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 200 days